Capital Lease and Finance Obligations - Finance Obligations (Details) - FortisBC Energy - Natural gas distribution assets	12 Months Ended
Dec. 31, 2017
Capital Leased Assets [Line Items]
Lease term (years)	35 years
Contract termination option (years)	17 years
Capital Leases | Minimum
Capital Leased Assets [Line Items]
Stated interest rate (percent)	6.86%
Capital Leases | Maximum
Capital Leased Assets [Line Items]
Stated interest rate (percent)	8.46%